Retirement Plans (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Change in plan assets:
Fair value of plan assets as of beginning of year	$ 1,922
Fair value of plan assets as of end of year	1,805	$ 1,922
U.S. Pension Plans
Change in benefit obligations:
Benefit obligations as of beginning of year	846	792
Service cost	7	8	$ 6
Interest cost	36	38	33
Employee contributions	0	0
Defined Benefit Plan, Plan Amendments	0	0
Actuarial loss	38	55
Acquisitions and mergers	0	0
Benefits and administrative expenses paid	(50)	(47)
Plan settlements, curtailments and special termination benefits	0	0
Plan settlements and special termination benefits	0	0
Currency translation	0	0
Benefit obligations as of end of year	877	846	792
Change in plan assets:
Fair value of plan assets as of beginning of year	720	652
Actual return on plan assets	(14)	90
Employer contributions	13	25
Employee contributions	0	0
Acquisitions and mergers	0	0
Benefits and administrative expenses paid	(50)	(47)
Currency translation	0	0
Fair value of plan assets as of end of year	669	720	652
Funded status	(208)	(126)
Net amount recognized	(208)	(126)
Non-U.S. Pension Plans
Change in benefit obligations:
Benefit obligations as of beginning of year	1,450	1,327
Service cost	9	9	8
Interest cost	50	57	50
Employee contributions	2	2
Defined Benefit Plan, Plan Amendments	(3)	0
Actuarial loss	37	106
Acquisitions and mergers	3	2
Benefits and administrative expenses paid	(46)	(50)
Plan settlements, curtailments and special termination benefits	(13)	(10)
Plan settlements and special termination benefits	(10)	(10)
Currency translation	(105)	7
Benefit obligations as of end of year	1,384	1,450	1,327
Change in plan assets:
Fair value of plan assets as of beginning of year	1,202	1,119
Actual return on plan assets	49	98
Employer contributions	21	29
Employee contributions	2	2
Acquisitions and mergers	0	2
Benefits and administrative expenses paid	(46)	(50)
Currency translation	(82)	12
Fair value of plan assets as of end of year	1,136	1,202	$ 1,119
Funded status	(248)	(248)
Net amount recognized	$ (248)	$ (248)